PREPAID AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID AND OTHER CURRENT ASSETS	PREPAID AND OTHER CURRENT ASSETS
Prepaid and other current assets consist of the following:

	December 31,
	2021	2020
Prepaid expenses	$2,333	$862
Deposits	142	30
Government authorities	153	85
Other current assets	503	197
Total	$3,131	$1,174